As filed with the Securities and Exchange Commission on September 8, 1999


                                                          1933 Act No. 33-83100
                                                          1940 Act No. 811-8716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 14                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
        Amendment No. 17                                        [X]

                        EVERGREEN VARIABLE ANNUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                        (Registrant's Telephone Number)

                         The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[ ]     immediately upon filing pursuant to paragraph (b)
[X]     on September 28, 1999 pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[ ]     on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[X]     this post-effective amendment designates a new effective
        date for a previously filed post-effective amendment
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)



                                PARTS A, B AND C
                        EVERGREEN VARIABLE ANNUITY TRUST

The prospectuses and statements to additional information of Evergreen Variable Annuity Trust and Part C of the Registrant are hereby incorporated by reference into this Post-Effective Amendment No. 14 from Post-Effective Amendment No. 13 filed on July 16, 1999.

                                   SIGNATURES


         Pursuant to the requirements of the Securities act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 8th day of September, 1999.

                                                EVERGREEN VARIABLE ANNUITY TRUST


                                                By:  /s/ Anthony J. Fischer
                                                     ---------------------------
                                                     Name:  Anthony J. Fischer
                                                     Title:  President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 8th day of September, 1999.


/s/ Anthony J. Fischer        /s/ Laurence B. Ashkin        /s/ Charles A. Austin, III
----------------------        ---------------------         -------------------------
Anthony J. Fischer            Laurence B. Ashkin*           Charles A. Austin III *
President and Treasurer       Trustee                       Trustee
(Principal Financial and
Accounting Officer)

/s/ K. Dun Gifford            /s/ James S. Howell           /s/ William Walt Pettit
------------------            ------------------            ----------------------
K. Dun Gifford*               James S. Howell*              William Walt Pettit*
Trustee                       Chairman of the Board         Trustee
                              and Trustee

/s/ Gerald M. McDonnell       /s/ Thomas L. McVerry         /s/ Michael S. Scofield
----------------------        ---------------------         ----------------------
Gerald M. McDonnell*          Thomas L. McVerry*            Michael S. Scofield*
Trustee                       Trustee                       Vice Chairman of the Board
                                                            and Trustee

/s/ David M. Richardson       /s/ Russell A. Salton, III MD /s/ Leroy Keith, Jr.
----------------------        ----------------------------  ----------------------
David M. Richardson*          Russell A. Salton, III MD*    Leroy Keith, Jr.*
Trustee                       Trustee                       Trustee

/s/ Richard J. Shima
-------------------
Richard J. Shima*
Trustee



*By: /s/ Beth Werths
--------------------------------
Beth Werths
Attorney-in-Fact


*Beth Werths, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.